Summary of financial information of consolidated subsidiaries (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Korea Hydro & Nuclear Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		₩ 59,570,219	₩ 55,792,704
Total liabilities		33,917,275	30,484,104
Sales		8,969,072	8,858,717
Profit (loss) for the period		306,007	(137,613)
Korea South-East Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		10,938,358	9,997,758
Total liabilities		5,866,642	4,948,553
Sales		5,385,387	5,521,038
Profit (loss) for the period		41,006	25,736
Korea Midland Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		12,684,828	10,839,218
Total liabilities		8,977,766	7,088,013
Sales		4,479,707	4,368,467
Profit (loss) for the period		(28,449)	(38,142)
Korea Western Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		10,514,438	9,902,752
Total liabilities		6,637,451	5,965,410
Sales		4,448,992	4,841,261
Profit (loss) for the period		(46,061)	(28,157)
Korea Southern Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		10,884,799	9,810,985
Total liabilities		6,608,301	5,463,721
Sales		5,084,907	5,539,793
Profit (loss) for the period		(41,342)	55,439
Korea East-West Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		9,724,311	8,744,380
Total liabilities		5,022,921	4,092,460
Sales		4,855,964	4,933,525
Profit (loss) for the period		56,698	3,345
KEPCO Engineering & Construction Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		735,207	771,480
Total liabilities		242,994	310,100
Sales		448,635	433,701
Profit (loss) for the period		26,398	12,937
KEPCO Plant Service & Engineering
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,356,983	1,275,365
Total liabilities		294,757	296,428
Sales		1,244,613	1,239,604
Profit (loss) for the period		157,737	160,791
KEPCO Nuclear Fuel
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		831,604	817,416
Total liabilities		429,799	434,439
Sales		309,055	230,667
Profit (loss) for the period		24,618	15,835
KEPCO KDN
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		604,458	566,807
Total liabilities		159,807	159,423
Sales		625,567	622,154
Profit (loss) for the period		42,205	60,016
Garolim Tidal Power Plant
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets			608
Total liabilities			345
Sales			0
Profit (loss) for the period			(11)
KEPCO International HongKong
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		138,942	140,101
Total liabilities		633	1
Sales		0	0
Profit (loss) for the period		3,330	3,307
KEPCO International Philippines
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		107,224	107,948
Total liabilities		371	1,475
Sales		0	0
Profit (loss) for the period		67,991	52,539
KEPCO Gansu International
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		10,448	12,047
Total liabilities		545	515
Sales		0	0
Profit (loss) for the period		(20)	(24)
KEPCO Philippines Holdings
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		200,503	188,551
Total liabilities		6,656	9,775
Sales		0	0
Profit (loss) for the period		66,200	53,219
KEPCO Philippines Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		6,706	6,394
Total liabilities		332	213
Sales		0	0
Profit (loss) for the period		(52)	54
KEPCO Ilijan Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		371,377	431,444
Total liabilities		56,156	53,413
Sales		95,072	99,844
Profit (loss) for the period		40,818	49,631
KEPCO Lebanon SARL
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,835	1,509
Total liabilities		9,786	9,686
Sales		0	0
Profit (loss) for the period		255	413
KEPCO Neimenggu International
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		200,858	194,336
Total liabilities		0	0
Sales		0	0
Profit (loss) for the period		(354)	20,829
KEPCO Shanxi International
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		538,604	519,991
Total liabilities		208,895	201,732
Sales		0	0
Profit (loss) for the period		151	290
KOMIPO Global Pte
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		269,302	250,456
Total liabilities		463	961
Sales		0	0
Profit (loss) for the period		10,400	11,478
KEPCO Netherlands B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		122,577	130,460
Total liabilities		101	77
Sales		0	0
Profit (loss) for the period		948	26,550
KOREA Imouraren Uranium Investment Corp.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		14,173	63,517
Total liabilities		111	171
Sales		0	0
Profit (loss) for the period		(49,716)	(89,852)
KEPCO Australia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		364	439,719
Total liabilities		14	14
Sales		0	0
Profit (loss) for the period		(395,914)	49
KOSEP Australia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		32,782	37,057
Total liabilities		2,911	2,832
Sales		15,514	20,294
Profit (loss) for the period		3,935	7,315
KOMIPO Australia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		40,898	39,066
Total liabilities		2,909	4,659
Sales		15,514	20,294
Profit (loss) for the period		3,766	7,193
KOWEPO Australia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		44,182	39,341
Total liabilities		5,772	4,702
Sales		15,514	20,294
Profit (loss) for the period		2,761	7,316
KOSPO Australia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		37,254	36,525
Total liabilities		5,012	3,585
Sales		15,514	20,294
Profit (loss) for the period		2,638	9,520
KEPCO Middle East Holding Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		102,164	101,201
Total liabilities		87,834	92,862
Sales		0	0
Profit (loss) for the period		5,934	3,043
Qatrana Electric Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		490,723	484,383
Total liabilities		322,857	326,486
Sales		20,773	18,766
Profit (loss) for the period		21,807	21,170
KHNP Canada Energy
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		44,639	49,776
Total liabilities		43	35
Sales		0	0
Profit (loss) for the period		(10)	(26)
KEPCO Bylong Australia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		45,207	254,398
Total liabilities		355,163	315,921
Sales		0	0
Profit (loss) for the period		(220,909)	(29,573)
Korea Waterbury Uranium Limited Partnership
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		20,717	20,890
Total liabilities		167	142
Sales		0	0
Profit (loss) for the period		(77)	(74)
Korea Electric Power Nigeria
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets			112
Total liabilities			39
Sales			727
Profit (loss) for the period			(93)
KEPCO Holdings de Mexico
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		187	248
Total liabilities		25	57
Sales		0	0
Profit (loss) for the period		(14)	(11)
KST Electric Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		539,952	535,807
Total liabilities		449,459	457,867
Sales		55,783	109,735
Profit (loss) for the period		(20,797)	10,274
KEPCO Energy Service Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,262	1,940
Total liabilities		1,995	1,454
Sales		5,984	5,117
Profit (loss) for the period		(481)	(232)
KEPCO Netherlands S3 B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		50,352	46,642
Total liabilities		49	53
Sales		0	0
Profit (loss) for the period		2,637	2,382
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		12,391	11,405
Total liabilities		5,719	5,472
Sales		18,722	20,320
Profit (loss) for the period		4,312	3,925
PT. Cirebon Power Service
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,089	1,588
Total liabilities		313	273
Sales		8,049	7,228
Profit (loss) for the period		406	177
KOWEPO International Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		0	0
Total liabilities		10	8
Sales		0	0
Profit (loss) for the period		(2)	0
KOSPO Jordan
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		17,489	16,315
Total liabilities		1,521	3,432
Sales		10,878	34,371
Profit (loss) for the period		2,634	1,907
EWP Philippines Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,691	1,684
Total liabilities		888	829
Sales		0	0
Profit (loss) for the period		(111)	(11)
EWP America
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	[1]	66,622	72,525
Total liabilities	[1]	2,619	4,903
Sales	[1]	21,719	29,557
Profit (loss) for the period	[1]	(6,497)	(4,483)
KNF Canada Energy Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,933	1,801
Total liabilities		24	20
Sales		0	0
Profit (loss) for the period		(48)	(45)
EWP Barbados 1 SRL
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		279,295	268,033
Total liabilities		1,031	1,581
Sales		2,914	688
Profit (loss) for the period		2,368	11,221
Gyeonggi Green Energy
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		194,425	293,812
Total liabilities		159,078	185,043
Sales		13,717	96,442
Profit (loss) for the period		(73,394)	25,121
PT. Tanggamus Electric Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		228,601	216,321
Total liabilities		195,826	187,502
Sales		2,256	26,832
Profit (loss) for the period		(4,529)	9,338
Gyeongju Wind Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		113,745	122,303
Total liabilities		75,427	83,348
Sales		15,548	21,906
Profit (loss) for the period		3,384	8,803
KOMIPO America
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		9,424	10,092
Total liabilities		593	572
Sales		118	0
Profit (loss) for the period		(1,033)	(885)
KOSEP USA INC.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1	1
Total liabilities		5,147	4,857
Sales		0	0
Profit (loss) for the period		(119)	4,341
PT. EWP Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		34,455	7,444
Total liabilities		5	14
Sales		0	0
Profit (loss) for the period		5,124	3,138
KEPCO Netherlands J3 B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		120,006	115,978
Total liabilities		74	77
Sales		0	0
Profit (loss) for the period		(79)	(104)
Korea Offshore Wind Power B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		284,495	216,114
Total liabilities		117,527	36,377
Sales		0	0
Profit (loss) for the period		(12,768)	(8,473)
Global One Pioneer B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		180	162
Total liabilities		73	87
Sales		0	0
Profit (loss) for the period		(86)	(113)
Global Energy Pioneer B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		348	325
Total liabilities		80	74
Sales		0	0
Profit (loss) for the period		(90)	(102)
Mira Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		356,111	277,525
Total liabilities		285,577	213,104
Sales		0	0
Profit (loss) for the period		(971)	(980)
KOSEP Material
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,788	2,862
Total liabilities		1,186	1,249
Sales		3,357	3,240
Profit (loss) for the period		22	377
Commerce and Industry Energy
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		90,637	92,872
Total liabilities		43,985	88,009
Sales		32,728	27,937
Profit (loss) for the period		(7,532)	(6,091)
KEPCO Singapore Holdings Pte.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets			582
Total liabilities			9
Sales			0
Profit (loss) for the period			(31)
KEPCO KPS Philippines Corp.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,198	7,501
Total liabilities		1,341	358
Sales		6,246	4,815
Profit (loss) for the period		2	766
KOSPO Chile SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		134,827	139,814
Total liabilities		49,183	57,502
Sales		0	0
Profit (loss) for the period		(456)	1,016
PT. KOWEPO Sumsel Operation and Maintenance Services
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		135	1,313
Total liabilities		262	394
Sales		0	4,343
Profit (loss) for the period		(1,104)	(654)
HeeMang Sunlight Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		12,185	10,915
Total liabilities		8,545	7,626
Sales		643	146
Profit (loss) for the period		75	(192)
Fujeij Wind Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		218,333	217,796
Total liabilities		196,964	212,435
Sales		0	0
Profit (loss) for the period		5,515	(1,033)
KOSPO Youngnam Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		398,495	413,472
Total liabilities		307,226	325,589
Sales		318,338	369,669
Profit (loss) for the period		3,514	8,155
VI Carbon Professional Private Special Asset Investment Trust 1 (formally, HI Carbon Professional Private Special Asset)
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,002	3,002
Total liabilities		0	0
Sales		0	0
Profit (loss) for the period		12	12
Chitose Solar Power Plant LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		121,457	115,505
Total liabilities		106,254	105,079
Sales		17,103	15,022
Profit (loss) for the period		5,480	872
KEPCO Energy Solution
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		308,188	304,103
Total liabilities		2,142	849
Sales		2,843	5,584
Profit (loss) for the period		2,805	2,532
Solar School Plant
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		208,730	204,282
Total liabilities		3,269	1,366
Sales		1,962	1,149
Profit (loss) for the period		2,553	2,033
KOSPO Power Services Limitada
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,244	3,045
Total liabilities		1,564	596
Sales		10,013	9,610
Profit (loss) for the period		452	1,132
Energy New Industry Specialized Investment Private Investment Trust
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	[2]	100,116	66,498
Total liabilities	[2]	17,359	1,014
Sales	[2]	2,418	0
Profit (loss) for the period	[2]	(7,735)	(1,140)
KOEN Bylong
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		0	5,544
Total liabilities		39	26
Sales		0	0
Profit (loss) for the period		(14)	(10)
KOMIPO Bylong
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		4	5,544
Total liabilities		43	26
Sales		0	0
Profit (loss) for the period		(14)	(25)
KOWEPO Bylong
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		4	5,544
Total liabilities		40	26
Sales		0	0
Profit (loss) for the period		(12)	0
KOSPO Bylong
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		4	5,544
Total liabilities		40	26
Sales		0	0
Profit (loss) for the period		(12)	(25)
EWP Bylong
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		4	5,544
Total liabilities		40	26
Sales		0	0
Profit (loss) for the period		(12)	(15)
KOWEPO Lao International
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,430	3,800
Total liabilities		575	1,015
Sales		4,308	2,899
Profit (loss) for the period		1,584	895
KEPCO US
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		17,231	16,640
Total liabilities		0	0
Sales		0	0
Profit (loss) for the period		0	6
KEPCO Alamosa
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		33,515	32,346
Total liabilities		183	79
Sales		145	750
Profit (loss) for the period		(311)	(688)
KEPCO Solar of Alamosa, LLC (formerly, Cogentrix of Alamosa, LLC)
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		65,468	64,223
Total liabilities		50,348	48,819
Sales		8,739	9,015
Profit (loss) for the period		(1,902)	200
KEPCO-LG CNS Mangilao Holdings
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		27,439	25,642
Total liabilities		30,287	27,197
Sales		0	0
Profit (loss) for the period		(1,240)	(1,144)
Mangilao Investment
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		39,972	25,641
Total liabilities		0	0
Sales		0	0
Profit (loss) for the period		0	0
KEPCO-LG CNS Mangilao Solar
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		39,373	25,406
Total liabilities		11	146
Sales		0	0
Profit (loss) for the period		(524)	(104)
Jeju Hanlim Offshore Wind Co
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		14,328	16,557
Total liabilities		558	328
Sales		0	0
Profit (loss) for the period		(2,459)	(925)
PT. Siborpa Eco Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		11,574	12,363
Total liabilities		71	141
Sales		0	0
Profit (loss) for the period		(1,165)	(1,771)
PT. Korea Energy Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,592	1,183
Total liabilities		121	60
Sales		2,462	1,459
Profit (loss) for the period		323	223
KOLAT SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		31,178	38,362
Total liabilities		167	474
Sales		656	585
Profit (loss) for the period		(296)	(186)
KEPCO California, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		44,074	42,171
Total liabilities		936	21
Sales		358	0
Profit (loss) for the period		(513)	(332)
KEPCO Mojave Holdings, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		103,815	103,189
Total liabilities		69,544	65,730
Sales		0	0
Profit (loss) for the period		(4,215)	(3,959)
Incheon Fuel Cell Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		22,669	23,626
Total liabilities		475	415
Sales		0	0
Profit (loss) for the period		(1,010)	(201)
KOEN Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,347	583
Total liabilities		4,252	31
Sales		25,890	0
Profit (loss) for the period		543	(48)
KOMIPO Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,327	576
Total liabilities		2,622	17
Sales		24,556	0
Profit (loss) for the period		146	(41)
KOWEPO Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		4,228	750
Total liabilities		3,302	227
Sales		23,982	0
Profit (loss) for the period		389	(77)
KOSPO Service Co., Ltd
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,493	576
Total liabilities		2,788	6
Sales		18,741	0
Profit (loss) for the period		135	(30)
EWP Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		4,786	667
Total liabilities		4,064	97
Sales		20,837	0
Profit (loss) for the period		162	(30)
PT. KOMIPO Energy Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,647	2,236
Total liabilities		196	0
Sales		1,392	0
Profit (loss) for the period		79	₩ 0
KNF Partners Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,378
Total liabilities		890
Sales		3,383
Profit (loss) for the period		187
KOSPO USA Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,896
Total liabilities		127
Sales		0
Profit (loss) for the period		(1,408)
Nambu USA LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		245
Total liabilities		1
Sales		0
Profit (loss) for the period		245
Tamra Offshore Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		156,708
Total liabilities		121,724
Sales		19,670
Profit (loss) for the period		1,154
KEPCO MCS Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		26,510
Total liabilities		22,151
Sales		129,393
Profit (loss) for the period		3,408
KEPCO FMS Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		11,336
Total liabilities		10,638
Sales		37,627
Profit (loss) for the period		198
Firstkeepers Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,552
Total liabilities		2,800
Sales		121
Profit (loss) for the period		(2,239)
Secutec Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		322
Total liabilities		229
Sales		0
Profit (loss) for the period		(597)
SE Green Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		132,727
Total liabilities		105,619
Sales		0
Profit (loss) for the period		816
KEPCO Mangilao America LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		0
Total liabilities		0
Sales		0
Profit (loss) for the period		0
Mangilao Intermediate Holdings LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		13,220
Total liabilities		12,774
Sales		0
Profit (loss) for the period		(66)
KEPCO CSC Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		837
Total liabilities		51
Sales		0
Profit (loss) for the period		(14)
KOAK Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		15,930
Total liabilities		0
Sales		0
Profit (loss) for the period		0
KOMIPO Europe B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		7,362
Total liabilities		0
Sales		0
Profit (loss) for the period		(286)
Haenanum Energy Fund
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		28,101
Total liabilities		1
Sales		0
Profit (loss) for the period		1
Paju Ecoenergy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		53,839
Total liabilities		0
Sales		0
Profit (loss) for the period		₩ 0

[1]	Financial information of EWP America Inc. includes that of six other subsidiaries, EWP Renewable Corporation, DG Fairhaven Power, LLC, DG Whitefield, LLC, Springfield Power, LLC, California Power Holdings, LLC, and EWPRC Biomass Holdings, LLC.
[2]	Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of three other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1 and Songhyun e-New Industry Fund.